SHARE-BASED PAYMENTS, Options, Rights and RSUs Granted as Share-Based Payments (Details)	11 Months Ended	12 Months Ended
	Jun. 30, 2021 AUD ($) shares $ / shares	Jun. 30, 2022 AUD ($) shares $ / shares
Rights [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	16,325,000	11,295,000
Exercise price (in dollars per share)	$ 0	$ 0
Rights [Member] | Series 1 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		200,000
Grant date		July 19, 2021
Expiry date		Dec. 22, 2024
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.930
Rights [Member] | Series 2 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		200,000
Grant date		July 19, 2021
Expiry date		Dec. 22, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.930
Rights [Member] | Series 3 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		200,000
Grant date		July 19, 2021
Expiry date		Dec. 22, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.930
Rights [Member] | Series 4 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		25,000
Grant date		July 19, 2021
Expiry date		Apr. 23, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00
Fair value | $		$ 0.710
Rights [Member] | Series 5 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		25,000
Grant date		July 19, 2021
Expiry date		Apr. 23, 2024
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 2.00
Fair value | $		$ 0.699
Rights [Member] | Series 6 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	150,000	25,000
Grant date	March 3, 2021	July 19, 2021
Expiry date	Mar. 01, 2026	Apr. 23, 2024
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2.00	$ 3.00
Fair value | $	$ 0.694	$ 0.591
Rights [Member] | Series 7 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	150,000	1,000,000
Grant date	March 3, 2021	September 1, 2021
Expiry date	Mar. 01, 2026	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3.00	$ 3.00
Fair value | $	$ 0.643	$ 1.195
Rights [Member] | Series 8 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	150,000	1,000,000
Grant date	March 3, 2021	September 1, 2021
Expiry date	Mar. 01, 2026	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4.00	$ 4.00
Fair value | $	$ 0.602	$ 1.131
Rights [Member] | Series 9 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,000,000
Grant date	April 14, 2021
Expiry date	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2.00
Fair value | $	$ 0.745
Rights [Member] | Series 10 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,000,000
Grant date	April 14, 2021
Expiry date	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3.00
Fair value | $	$ 0.693
Rights [Member] | Series 11 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,000,000	4,000
Grant date	April 14, 2021	October 11, 2021
Expiry date	Apr. 23, 2026	Dec. 22, 2024
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4.00	$ 0
Fair value | $	$ 0.651	$ 1.100
Rights [Member] | Series 12 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		6,000
Grant date		October 11, 2021
Expiry date		Dec. 22, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 1.100
Rights [Member] | Series 13 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		10,000
Grant date		October 11, 2021
Expiry date		Dec. 22, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 1.100
Rights [Member] | Series 14 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	125,000	40,000
Grant date	April 15, 2021	October 12, 2021
Expiry date	Apr. 23, 2024	Dec. 22, 2024
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2.00	$ 0
Fair value | $	$ 0.599	$ 1.070
Rights [Member] | Series 15 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	125,000	40,000
Grant date	April 15, 2021	October 12, 2021
Expiry date	Apr. 23, 2024	Dec. 22, 2025
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3.00	$ 0
Fair value | $	$ 0.510	$ 1.070
Rights [Member] | Series 16 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	125,000	40,000
Grant date	April 15, 2021	October 12, 2021
Expiry date	Apr. 23, 2024	Dec. 22, 2026
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4.00	$ 0
Fair value | $	$ 0.445	$ 1.070
Rights [Member] | Series 17 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,875,000	225,000
Grant date	April 15, 2021	October 14, 2021
Expiry date	Apr. 23, 2026	Apr. 23, 2026
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2.00	$ 4.00
Fair value | $	$ 0.705	$ 0.801
Rights [Member] | Series 18 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,875,000	25,000
Grant date	April 15, 2021	October 14, 2021
Expiry date	Apr. 23, 2026	Apr. 23, 2024
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3.00	$ 2.00
Fair value | $	$ 0.654	$ 0.790
Rights [Member] | Series 19 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,975,000	125,000
Grant date	April 15, 2021	October 14, 2021
Expiry date	Apr. 23, 2026	Apr. 23, 2024
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4.00	$ 3.00
Fair value | $	$ 0.613	$ 0.663
Rights [Member] | Series 20 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		15,000
Grant date		November 8, 2021
Expiry date		Dec. 22, 2024
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.955
Rights [Member] | Series 21 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		15,000
Grant date		November 8, 2021
Expiry date		Dec. 22, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.955
Rights [Member] | Series 22 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	258,333	15,000
Grant date	June 22, 2021	November 8, 2021
Expiry date	Apr. 23, 2026	Dec. 22, 2026
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 2.00	$ 0
Fair value | $	$ 0.821	$ 0.955
Rights [Member] | Series 23 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	258,333	30,000
Grant date	June 22, 2021	November 15, 2021
Expiry date	Apr. 23, 2026	Dec. 31, 2024
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3.00	$ 0
Fair value | $	$ 0.763	$ 0.990
Rights [Member] | Series 24 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	258,334	30,000
Grant date	June 22, 2021	November 15, 2021
Expiry date	Apr. 23, 2026	Dec. 31, 2025
Exercise price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4.00	$ 0
Fair value | $	$ 0.716	$ 0.990
Rights [Member] | Series 25 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		30,000
Grant date		November 15, 2021
Expiry date		Dec. 31, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.990
Rights [Member] | Series 26 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		3,500,000
Grant date		November 25, 2021
Expiry date		Apr. 23, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00
Fair value | $		$ 0.644
Rights [Member] | Series 27 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		250,000
Grant date		December 6, 2021
Expiry date		Apr. 23, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 2.00
Fair value | $		$ 0.703
Rights [Member] | Series 28 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		250,000
Grant date		December 6, 2021
Expiry date		Apr. 23, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 3.00
Fair value | $		$ 0.642
Rights [Member] | Series 29 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		500,000
Grant date		December 6, 2021
Expiry date		Apr. 23, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00
Fair value | $		$ 0.594
Rights [Member] | Series 30 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		50,000
Grant date		December 15, 2021
Expiry date		Dec. 22, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.752
Rights [Member] | Series 31 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		314,998
Grant date		December 15, 2021
Expiry date		Apr. 23, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 2.00
Fair value | $		$ 0.728
Rights [Member] | Series 32 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		100,000
Grant date		December 15, 2021
Expiry date		Dec. 22, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.700
Rights [Member] | Series 33 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		315,001
Grant date		December 15, 2021
Expiry date		Apr. 23, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 3.00
Fair value | $		$ 0.665
Rights [Member] | Series 34 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		150,000
Grant date		December 15, 2021
Expiry date		Dec. 22, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.658
Rights [Member] | Series 35 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		325,001
Grant date		December 15, 2021
Expiry date		Apr. 23, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00
Fair value | $		$ 0.616
Rights [Member] | Series 36 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		30,000
Grant date		January 1, 2022
Expiry date		Dec. 31, 2024
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.910
Rights [Member] | Series 37 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		30,000
Grant date		January 1, 2022
Expiry date		Dec. 31, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.910
Rights [Member] | Series 38 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		30,000
Grant date		January 1, 2022
Expiry date		Dec. 31, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.910
Rights [Member] | Series 39 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		50,000
Grant date		January 1, 2022
Expiry date		Dec. 22, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00
Fair value | $		$ 0.634
Rights [Member] | Series 40 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		25,000
Grant date		January 31, 2022
Expiry date		Dec. 22, 2026
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00
Fair value | $		$ 0.695
Rights [Member] | Series 41 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		25,000
Grant date		January 31, 2022
Expiry date		Dec. 22, 2024
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 2.00
Fair value | $		$ 0.684
Rights [Member] | Series 42 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		25,000
Grant date		January 31, 2022
Expiry date		Dec. 22, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 3.00
Fair value | $		$ 0.677
Rights [Member] | Series 43 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		1,000,000
Grant date		March 29, 2022
Expiry date		Apr. 06, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 1.235
Rights [Member] | Series 44 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		1,000,000
Grant date		March 29, 2022
Expiry date		Apr. 06, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00
Fair value | $		$ 0.840
RSUs [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	0	600,000
Exercise price (in dollars per share)	$ 0	$ 0
RSUs [Member] | Series 9 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		600,000
Grant date		September 13, 2021
Expiry date		Sep. 09, 2025
Exercise price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 1.170
Options [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Exercise price (in dollars per share)	0.24	$ 1.33
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0	$ 0
Fair value | $	$ 0.217	$ 0.775
Options [Member] | Series 1 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	7,000,000
Grant date	December 1, 2020
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.25
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.163
Options [Member] | Series 2 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	5,000,000
Grant date	December 1, 2020
Expiry date	Dec. 01, 2025
Exercise price (in dollars per share)	$ 0.20
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.201
Options [Member] | Series 3 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	4,000,000
Grant date	December 1, 2020
Expiry date	Dec. 01, 2025
Exercise price (in dollars per share)	$ 0.20
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.201
Options [Member] | Series 4 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	4,000,000
Grant date	December 1, 2020
Expiry date	Dec. 01, 2025
Exercise price (in dollars per share)	$ 0.20
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.201
Options [Member] | Series 5 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	5,000,000
Grant date	December 1, 2020
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.20
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.174
Options [Member] | Series 10 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		600,000
Grant date		September 13, 2021
Expiry date		Sep. 09, 2025
Exercise price (in dollars per share)		$ 1.33
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair value | $		$ 0.775
Options [Member] | Series 12 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	875,000
Grant date	April 14, 2021
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.45
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.605
Options [Member] | Series 13 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	875,000
Grant date	April 14, 2021
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.55
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.575
Options [Member] | Series 20 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	200,000
Grant date	April 15, 2021
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.45
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.570
Options [Member] | Series 21 [Member]
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	200,000
Grant date	April 15, 2021
Expiry date	Dec. 31, 2023
Exercise price (in dollars per share)	$ 0.55
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair value | $	$ 0.540